Events After the Reporting Date	12 Months Ended
Jan. 31, 2025
Events After the Reporting Date
Events After the Reporting Date

21. Events After the Reporting Date

(a)

In March 2025, $50,000 of convertible debentures issued in March 2024 (Note 6(d)) plus accrued interest of $4,233 were converted, pursuant to which the Company issued 542,329 common shares and 542,329 share purchase warrants. In May 2025, $12,493 of accrued interest on convertible debenture issued in March 2024 (Note 6(d)) were converted, pursuant to which the Company issued 129,863 common shares and 129,863 share purchase warrants.

(b)	In April 2025, 250,000 share purchase warrants issued in March 2025 by the Company (Note 21(a)) were exercised for gross proceeds of $25,000.

(c)	In April 2025, 200,000 stock options, with exercise price of $0.08 and maturity date of April 7, 2027, were granted to an advisor by the Company.

(d)	On April 30, 2025, the Company issued 14,999,303 common shares pursuant to the settlement of accounts payable and amounts due to officers and directors totaling $1,499,930.